Operating Segments and Geographic Information (Notes)	3 Months Ended
Mar. 31, 2019
Segment Reporting [Abstract]
Operating Segments and Geographic Information
17. Operating Segments and Geographic Information
We operate as a single segment. Our chief operating decision-maker is considered to be our Chief Executive Officer. The chief operating decision-maker allocates resources and assesses performance of the business at the consolidated level.
The authoritative guidance for disclosures about segments of an enterprise establishes standards for reporting information about operating segments. It defines operating segments as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision-maker in deciding how to allocate resources and in assessing performance. Our Chief Executive Officer manages the business as a multi-product business that utilizes its model to deliver software products to customers regardless of their geography or IT environment. Operating results including new license and subscription sales, maintenance renewals and discrete financial information are reviewed at the consolidated entity level for purposes of making resource allocation decisions and for evaluating financial performance. Accordingly, we considered ourselves to be in a single operating and reporting segment structure.
We based revenue by geography on the shipping address of each customer. Other than the United States, no single country accounted for 10% or more of our total revenues during these periods. The following tables set forth revenue and net long-lived assets by geographic area:

	Predecessor	Successor
	Period From January 1 Through February 4,	Period From February 5 Through December 31,	Year Ended December 31,
	2016	2016	2017	2018

		(in thousands)
Revenue
United States, country of domicile	$31,797	$268,426	$459,701	$505,304
International	15,530	153,668	268,316	327,785
Total revenue	$47,327	$422,094	$728,017	$833,089

	December 31,
	2017	2018

	(in thousands)
Long-lived assets, net
United States, country of domicile	$20,986	$22,953
Switzerland	3,941	4,878
All other international	9,282	8,033
Total long-lived assets, net	$34,209	$35,864